Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Trade and other payables
22.	Trade and other payables

	2024	2023
	€’000	€’000
Trade payables	2,838	11,015
Amounts owed to related parties	5,086	2,113
Lease liability – current	75	826
Payroll taxes	134	1,163
Other payables	1,000	196
	9,133	15,313